RELATED PARTIES TRANSACTIONS -Amounts Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Balances due to related party	$ 1,626	$ 1,021
Golar LNG Limited
Related Party Transaction [Line Items]
Balances due to related party	395	1,021
QPSL
Related Party Transaction [Line Items]
Balances due to related party	$ 1,231	$ 0